Benefit Plans, Estimated Future Benefit Payments, Assumptions and Change in Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2020	$ 1,762
2021	1,810
2022	1,793
2023	1,781
2024	1,790
2025 - 2029	$ 9,002
Assumptions used to determine benefit obligation [Abstract]
Discount rate	3.56%	4.53%	3.93%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	4.53%	3.93%	4.41%
Expected long-term rate of return on assets	6.50%	6.50%	6.50%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 28,500
Service cost	42	$ 34	$ 42
Interest cost	1,244	1,197	$ 1,303
Net actuarial loss (gain)	2,818	(1,995)
Accumulated benefit obligation at end of year	30,800	$ 28,500
Postretirement Benefits [Member]
Estimated future benefit payments [Abstract]
2020	161
2021	134
2022	147
2023	163
2024	181
2025 - 2029	$ 1,295
Assumptions used to determine benefit obligation [Abstract]
Discount rate	3.56%	4.53%	3.93%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	4.53%	3.93%	4.41%
Expected long-term rate of return on assets	4.50%	4.50%	3.75%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 5,400	$ 5,613
Service cost	65	53	$ 103
Interest cost	239	202	218
Benefits paid	(173)	(178)
Net actuarial loss (gain)	603	(290)
Accumulated benefit obligation at end of year	6,134	5,400	5,613
Supplementary Pension Plan [Member]
Pension and Other Postretirement Benefits Cost [Abstract]
Plan expense	1,900	1,400	$ 1,100
Assets Held-in-trust [Abstract]
Assets held in trust	2,400	2,500
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	2,300
Accumulated benefit obligation at end of year	$ 2,300	$ 2,300